DISPOSAL OF SUBSIDIARIES - Disposal of KAG (Details) - Disposal Group - Kaixin Auto Group ("KAG") - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
DISPOSAL OF SUBSIDIARIES
Consideration		$ 4,158
Accrued expenses and other current liabilities
DISPOSAL OF SUBSIDIARIES
Consideration	$ 4,158